BUSINESS COMBINATIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Goodwill	$ 98,926	$ 65,180
Non-current liabilities
Total consideration paid net of cash and cash equivalents acquired	19,149	16,584	$ 10,569
Huddle, Clarice, Dynaflow, WAE, Difier, L4, Ratio and PointSource
Current assets
Cash and cash equivalents	2,151	2,941
Investments	5	0
Trade receivables	3,170	5,748
Other receivables	2,893	1,752
Non-current assets
Property and equipment	192	259
Intangibles	524	5,082
Deferred tax	0	562
Other receivables	151	530
Goodwill	33,699	32,325
Current liabilities
Trade and other payables	(3,310)	(4,504)
Tax liabilities	(22)	(1,883)
Payroll and social security	(1,295)	(1,234)
Other liabilities	0	(22)
Non-current liabilities
Provision for contingencies (2)	0	(817)
Borrowings	0	(250)
Gain from bargain business combination (3)	0	(225)
Total consideration paid net of cash and cash equivalents acquired	38,158	40,264
Goodwill expected to be deductible for tax purposes	$ 33,699	16,124
Goodwill expected to not be tax deductible		$ 16,201